Average Annual Total Returns - FidelityMidCapValueK6Fund-PRO - FidelityMidCapValueK6Fund-PRO - Fidelity Mid Cap Value K6 Fund	Apr. 01, 2025
Fidelity Mid Cap Value K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.79%
Past 5 years	11.13%
Since Inception	8.96%	[1]
RS013
Average Annual Return:
Past 1 year	13.07%
Past 5 years	8.59%
Since Inception	8.30%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Since Inception	13.73%

[1]	A From May 25, 2017 .